Income taxes - Schedule of income tax expenses/(benefit) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income tax expense/(benefit):
Germany	€ 18,769	€ 2,225	€ 323
Other countries	309	125	112
Current income tax expense/(benefit)	19,078	2,350	435
Deferred income tax expense/(benefit):
Germany	2,020	(1,264)	(4,851)
Other countries	(116)	0	(348)
Deferred income tax expense/(benefit)	1,904	(1,264)	(5,199)
Income tax expense/(benefit)	€ 20,982	€ 1,086	€ (4,764)